DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of the Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Brinker International (the “Company” or “Brinker”) 401(k) Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
General
The Company originally adopted the Plan effective January 1, 1993. The Plan is a qualified defined contribution retirement plan covering eligible employees as defined below. The Plan was amended and restated in its entirety effective June 4, 2021, primarily for the purpose of adopting a new pre-approved plan document as required by the Internal Revenue Service (“IRS”).
The investments of the Plan are maintained in a trust (the “Trust”) by Fidelity Management Trust Company (the “Trustee”) and the recordkeeping functions are performed by Fidelity Workplace Services LLC (the “Recordkeeper”).
Eligibility
An employee may become a participant on the first of the month following the date the employee has both attained the age of twenty-one and completed 90 days of eligible service. Employees who were previously employed by certain franchisees whose restaurants were acquired by Brinker may become eligible for participation based on their service with the franchisee.
Leased employees, non-US citizens and union employees without specific contract provisions are not eligible to participate in the Plan.
Contributions
Contributions are subject to IRS limitations on total annual contributions, as well as plan limitations which stipulate that up to 50% of eligible base compensation including tips and 100% of eligible bonuses, as defined in the Plan, may be contributed to various investment funds on a tax-deferred basis. Eligible participants aged 50 or older by the end of a calendar year are permitted to make catch-up contributions to the Plan up to the deferral amount allowed by the Internal Revenue Code (“IRC”). Participants may also roll over eligible amounts from other qualified retirement plans, as defined in the plan document, into the Plan.
The Company matches in cash at a rate of 100% of the first 3% of pay and 50% of the next 2% of pay for a participant’s compensation, as defined in the Plan, up to the maximum deferrable amount allowed by the IRC.
Active hourly-tipped participants may elect to make voluntary after-tax contributions for each pay period under the Plan. The employee contributions may be made only from the participant’s compensation representing tip income that is not paid through the Company’s payroll and may contribute up to 100% of such tip income. An active participant may not make contributions for any period in which such person is not accruing hours of service with the Company.
Participants’ Accounts
Participant and Company matching contributions are invested in accordance with participants’ elections. Participants may invest in various instruments including money market funds, mutual funds and Brinker common stock. Participants’ accounts are adjusted with the proportionate share of gains or losses generated by their elected investments.
Vesting
Participants are immediately vested in both employee and employer matching contributions, rollover contributions and the earnings thereon.
Payment of Benefits
Distributions under the Plan may be made upon a participant’s death, disability, retirement or termination of employment. Actively employed participants may withdraw a portion of their vested account balance due to a financial hardship under certain circumstances as defined in the plan document and in accordance with IRS regulations. Actively employed participants may also take a withdrawal from their rollover and after-tax account types within the Plan without meeting one of the hardship criteria. Actively employed participants may withdraw all, or any portion, of the vested balance in their accounts after reaching age 59½. Benefit payments may be made in the form of a single lump sum payment, a direct rollover into an Individual Retirement Account or another qualified plan, or periodic payments, as applicable.
Forfeited Accounts
If a participant has terminated service and the Recordkeeper is unable to locate the participant or beneficiary to whom an account is distributable, then the Recordkeeper may move the unclaimed balance into the forfeiture account. Forfeited accounts for the years ended December 31, 2025 and 2024 were not significant.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. A participant may have up to two loans outstanding at a time; however, the total outstanding balance of all loans may not exceed the lesser of $50,000 or 50% of the participant’s vested account balance. Loan terms range from six months to 5 years or up to 15 years for the purchase of a primary residence. Maturities range from 2026 through 2040 as of December 31, 2025. The loans are secured by the participant’s account and bear interest at a rate of 1% above the prime lending rate which is determined at the end of the month prior to the month in which the loan request is made. Interest rates on outstanding loans ranged from 4.25% to 9.50% as of December 31, 2025 and December 31, 2024. Principal and interest payments are made through bi-weekly payroll deductions.
Administrative Expenses
The Company shares the cost of administrative expenses related to the Plan with actively employed participants, except for transactional fees related to participant-directed actions on their account which are paid by the participant. Non-employee participants are responsible for the annual administration fees for their accounts.
Late Remittances
During the Plan year ended December 31, 2025, the Company remitted certain participant contributions totaling $177,822 to the Trust later than required by the Department of Labor’s Regulation 29 CFR 2510.3-102. This transaction constitutes a prohibited transaction, as defined by ERISA. The participant contributions and related lost investment earnings were remitted to the Trust in February 2025.